PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	December 31,
	2018	2017
Cost:
Computers and peripheral equipment	$2,992	$2,521
Office furniture and equipment	863	762
Leasehold improvements	596	486

	4,451	3,769

Accumulated depreciation	3,023	2,482

Property and equipment, net	$1,428	$1,287